Significant Related Party Transactions - Summary of Information of Parent Company (Detail) - China Life Insurance (Group) Company ("CLIC") [member]	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Name	CLIC
Location of registration	Beijing, China
Principal business	Insurance services including receipt of premiums and payment of benefits in respect of the in-force life, health, accident and other types of personal insurance business, and the reinsurance business; holding or investing in domestic and overseas insurance companies or other financial insurance institutions; fund management business permitted by national laws and regulations or approved by the State Council of the People’s Republic of China; and other businesses approved by insurance regulatory agencies.
Relationship with the Company	Immediate and ultimate holding company
Nature of ownership	State-owned
Legal representative	Wang Bin